Estimated Average Useful Lives (Detail)	12 Months Ended
Dec. 31, 2012
Core technology
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life	7 years 6 months
Complete technology
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life	2 years 6 months
Contract backlogs
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life	1 year
Customer relationship
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life	3 years 6 months
Digital watermarking technology
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life	5 years
Image tracing technology
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life	5 years